Financial Assets and Financial Liabilities - Summary of Financial Liabilities Subject Offsetting (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		₩ 99,217,414	₩ 101,043,425
Gross assets offset		(64,265,227)	(65,255,554)
Net amounts in the statement of financial position		34,952,187	35,787,871
Non-offsetting amount
Financial Instruments		(32,548,630)	(33,727,369)
Cash Collateral		(76,853)	(75,882)
Net amount		2,326,704	1,984,620
Derivatives held for trading and Derivatives linked securities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		12,543,672	6,817,326
Net amounts in the statement of financial position		12,543,672	6,817,326
Derivatives held for hedging
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		373,799	244,128
Net amounts in the statement of financial position		373,799	244,128
Non-offsetting amount
Financial Instruments		(10,689,585)	(5,519,403)
Cash Collateral		(76,853)	(75,882)
Net amount		2,151,033	1,466,169
Unsettled spot exchange payable
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		6,289,630	7,124,998
Net amounts in the statement of financial position		6,289,630	7,124,998
Non-offsetting amount
Financial Instruments		(6,213,292)	(6,838,231)
Net amount		76,338	286,767
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities	[1]	12,794,534	15,645,498
Net amounts in the statement of financial position	[1]	12,794,534	15,645,498
Non-offsetting amount
Financial Instruments	[1]	(12,794,534)	(15,645,498)
Securities borrowing agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		2,558,520	2,860,034
Net amounts in the statement of financial position		2,558,520	2,860,034
Non-offsetting amount
Financial Instruments		(2,558,520)	(2,860,034)
Domestic exchange settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		62,872,822	65,260,751
Gross assets offset		(62,577,496)	(62,396,548)
Net amounts in the statement of financial position		295,326	2,864,203
Non-offsetting amount
Financial Instruments		(292,699)	(2,864,203)
Net amount		2,627
Other financial instruments
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		1,784,437	3,090,690
Gross assets offset		(1,687,731)	(2,859,006)
Net amounts in the statement of financial position		96,706	231,684
Non-offsetting amount
Financial Instruments		0	0
Net amount		₩ 96,706	₩ 231,684

[1]	Includes bonds sold under repurchase agreements to customers.